Accounts and Bills Receivable - Schedule for Allowance for Doubtful Accounts (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for doubtful accounts:
Balance at beginning of fiscal year		$ 768	$ 115,024
Additions			768
Amount written-off as uncollectible during the fiscal year		(768)	(115,024)
Balance at end of fiscal year			$ 768